Advances to Suppliers and Other (Details) - Schedule of advance to suppliers relating to oversea land purchase	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of advance to suppliers relating to oversea land purchase [Abstract]
Advance payment for land purchase	$ 4,000,000
Advance on refundable consulting fee	200,000
Advance payment for travelling and hotel expenses	1,354
Total	$ 4,201,354